VIA EDGAR

June 24, 2011

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Wasshington, D.C. 20549

Re:                               Sentinel Group Funds, Inc. (File Nos. 002-10685 and 811-00214) Preliminary Proxy Statement on Schedule 14A

On behalf of Sentinel Group Funds, Inc.. (the “Corporation”), a Maryland corporation, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1930 Act”), is a preliminary proxy statement filed on Schedule 14A provided for your consideration and it is proposed that it become effective on July 5, 2011.

Please feel free to contact either myself at 802-229-7410 or Carol J. Whitesides with Sidley Austin LLP at 212-839-7316.

Respectfully submitted,

/s/ Lisa F. Muller

Lisa F. Muller